DIVIDENDS	12 Months Ended
Dec. 31, 2017
DIVIDENDS
DIVIDENDS

11.  DIVIDENDS

ACCOUNTING POLICY

Dividends are recognised only when such dividends are declared.

Dividends withholding tax is a tax on shareholders receiving dividends and is applicable to all dividends paid. The Group withholds dividend tax on behalf of its shareholders at a rate of 15% on dividends paid before 22 February 2017 and 20% on dividends paid after this date. Amounts withheld are not recognized as part of the Group’s tax charge but rather as part of the dividend paid, recognised directly in equity.

Cash flows from dividends paid are classified under operating activities in the statement of cash flows.

.

Figures in million - SA rand	2017	2016	2015
Dividend declared and paid[1]	558.2	1,610.6	658.4
Dividend per share - cents	60	175	72

[1] The dividend declared and paid relates to the final dividend of 60 SA cents per share or R558.2 million in respect of the six months ended 31 December 2016 declared on 23 February 2017.

DIVIDEND POLICY

Sibanye-Stillwater’s dividend policy is to return at least 25% to 35% of normalised earnings to shareholders and after due consideration of future requirements the dividend may be increased beyond these levels. Management, therefore, considers normalised earnings in determining what value will be distributed to shareholders. Management believes normalised earnings provides useful information to investors regarding the extent to which results of operations may affect shareholder returns. Normalised earnings is defined as earnings attributable to the owners of Sibanye-Stillwater excluding gains and losses on financial instruments and foreign exchange differences, impairments, gain on disposal of property, plant and equipment, occupational healthcare expense, restructuring costs, transactions costs, share-based payment on BEE transaction, gain on acquisition, other business development costs, share of results of equity-accounted investees, after tax, and changes in estimated deferred tax rate.

Reconciliation of (loss)/profit attributable to the owners of Sibanye-Stillwater to normalised earnings:

Figures in million - SA rand	2017	2016	2015
(Loss)/profit attributable to the owners of Sibanye-Stillwater	(4,437.4)	3,473.3	716.9
Adjusted for:
Loss on financial instruments	1,114.4	1,032.8	229.5
(Gain)/loss on foreign exchange differences	(292.4)	(219.6)	359.4
Impairments	4,411.0	1,381.1	-
Occupational healthcare expense	1,106.9	-	-
Gain on disposal of property, plant and equipment	(40.7)	(95.4)	(58.7)
Restructuring costs	729.8	187.7	104.8
Transaction costs	552.1	157.0	25.7
Share-based payment on BEE transaction	-	240.3	-
Gain on acquisition	-	(2,178.6)	-
Net loss on derecognition of guarantee asset and liability	-	-	158.3
Other	52.7	72.4	44.1
Tax effect of the items adjusted above	(813.4)	(419.4)	(244.2)
Change in estimated deferred tax rate	(2,571.1)	59.8	28.8
Share of results of equity-accounted investees after tax	(291.6)	(13.3)	(116.0)
Normalised earnings	(479.7)	3,678.1	1,248.6